Expenses - Schedule of detailed information about expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Operating costs:
Direct mine and production costs	$ 68,478	$ 103,545
Conversion costs	8,240	7,319
Product acquisition costs	4,996	15,354
Royalties	7,052	9,162
Distribution costs	7,418	8,540
Vanadium and warehouse materials inventory write-down	14,135	3,624
Depreciation and amortization	26,795	26,048
Ilmenite costs and write-down	8,192	444
Iron ore costs	512	722
Operating costs	145,818	174,758
Finance costs:
Interest expense and fees	9,109	9,308
Interest on lease liabilities	37	52
Accretion	314	270
Finance costs	9,460	9,630
Employee compensation amounts included in the consolidated statements of income (loss):
Compensation	8,372	14,962
Share-based payments	1,321	(362)
Employee compensation	9,693	14,600
Total depreciation and amortization amounts included in the consolidated statements of income (loss):	$ 28,675	$ 29,250